Risk Management (Tables)	9 Months Ended
Sep. 30, 2020
Risk Management [Abstract]
Net Fair Value of Risk Management Positions

Net Fair Value of Risk Management Positions

As at September 30, 2020	Notional Volumes (1) (2)	Terms (3)	Weighted Average Price (1) (2)	Fair Value Asset (Liability)
Crude Oil and Condensate Contracts
WTI Fixed - Sell	107,066 bbls/d	October 2020 - March 2021	US$38.82/bbl	(43)
WTI Fixed - Buy	65,533 bbls/d	October 2020 - March 2021	US$37.90/bbl	40
WCS (Alberta) Differential - Sell	14,338 bbls/d	November 2020 - March 2021	US($13.80)/bbl	(6)
WCS (Alberta) Differential - Buy	7,782 bbls/d	November 2020 - December 2021	US($13.45)/bbl	3
WCS (Houston) Differential - Sell	3,444 bbls/d	November 2020 - March 2021	US($3.25)/bbl	-
WCS (Houston) Differential - Buy	1,000 bbls/d	January 2021 - March 2021	US($3.60)/bbl	-
Belvieu Fixed - Sell	1,359 bbls/d	October 2020 - December 2020	US$36.77/bbl	-
Belvieu Fixed - Buy	8,043 bbls/d	October 2020 - December 2020	US$35.94/bbl	1
Condensate Differential - Buy	2,371 bbls/d	November 2020 - March 2021	US($3.45)/bbl	2
Other Financial Positions (4)				-
Total Fair Value				(3)
(1)	Barrels per day (“bbls/d”). Barrel (“bbl”).
(2)

Notional volumes and weighted average prices represent for various contracts over the respective terms. The notional volumes and weighted average prices may fluctuate from month to month as it represents the averages for various individual contracts with different terms.

(3)	Contract terms represents averages for various individual contracts with different terms and range from one to fourteen months.
(4)	Other financial positions consist of risk management positions related to natural gas contracts and the Company’s Refining and Marketing segment.

Summary of Changes in Inputs to Option Pricing Model, Resulted in Unrealized Gains (Losses) Impacting Earnings Before Income Tax	Changes in the following inputs to the option pricing model, with fluctuations in all other variables held constant, could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:
As at September 30, 2020	Sensitivity Range	Increase	Decrease
WCS Forward Prices	± $5.00 per barrel	(43)	27
WTI Option Volatility	± five percent	(17)	15
Canadian to U.S. Dollar Foreign Exchange Rate Option Volatility	± five percent	7	(9)

The following table summarizes the sensitivity of the fair value of Cenovus’s risk management positions to independent fluctuations in commodity prices and foreign exchange, with all other variables held constant. Management believes the fluctuations identified in the table below are a reasonable measure of volatility.

The impact of fluctuating commodity prices and foreign exchange on the Company’s open risk management positions could have resulted in unrealized gains (losses) impacting earnings before income tax as follows:

	Sensitivity Range	Increase	Decrease
Crude Oil Commodity Price	± US$5.00 per barrel Applied to WTI and Condensate Hedges	(47)	47
Crude Oil Differential Price	± US$2.50 per barrel Applied to Differential Hedges Tied to Production	(1)	1

Undiscounted Cash Outflows Relating to Financial Liabilities

Undiscounted cash outflows relating to financial liabilities are:

As at September 30, 2020	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	1,549	-	-	-	1,549
Short-Term Borrowings (1)	137	-	-	-	137
Risk Management Liabilities (2)	6	-	-	-	6
Long-Term Debt (1)	403	2,059	2,060	9,178	13,700
Contingent Payment (3)	20	28	-	-	48
Lease Liabilities (1)	267	465	397	1,447	2,576

As at December 31, 2019	Less than 1 Year	Years 2 and 3	Years 4 and 5	Thereafter	Total
Accounts Payable and Accrued Liabilities	2,210	-	-	-	2,210
Risk Management Liabilities (2)	2	-	-	-	2
Long-Term Debt (1)	344	1,338	1,465	9,326	12,473
Contingent Payment	79	69	-	-	148
Lease Liabilities (1)	277	466	410	1,544	2,697
(1)	Principal and interest, including current portion if applicable.
(2)	Risk management liabilities subject to master netting agreements.
(3)	Refer to Note 27C for fair value assumptions.